UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2012

CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of Investments (unaudited)	December 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 11.6%
Diversified Consumer Services - 0.2%
Sotheby’s Holdings Inc.	104,830	$3,524,385

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	743,900	27,353,203

Leisure Equipment & Products - 1.9%
Mattel Inc.	892,540	32,684,815

Media - 3.7%
Walt Disney Co.	1,251,760	62,325,130

Specialty Retail - 4.2%
Gap Inc.	346,507	10,755,577
Guess? Inc.	144,810	3,553,638
Home Depot Inc.	940,760	58,186,006

Total Specialty Retail		72,495,221

TOTAL CONSUMER DISCRETIONARY		198,382,754

CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 1.2%
Safeway Inc.	1,124,551	20,343,127
Food Products - 3.7%
Unilever PLC	935,550	35,511,438	(a)
Unilever PLC, ADR	733,530	28,402,282

Total Food Products		63,913,720

TOTAL CONSUMER STAPLES		84,256,847

ENERGY - 15.4%
Energy Equipment & Services - 4.0%
Baker Hughes Inc.	213,410	8,715,665
Halliburton Co.	1,039,070	36,045,338
Schlumberger Ltd.	352,000	24,390,080

Total Energy Equipment & Services		69,151,083

Oil, Gas & Consumable Fuels - 11.4%
Chevron Corp.	459,720	49,714,121
Devon Energy Corp.	659,100	34,299,564
Exxon Mobil Corp.	385,010	33,322,615
Hess Corp.	693,800	36,743,648
Newfield Exploration Co.	324,150	8,680,737	*
Occidental Petroleum Corp.	221,600	16,976,776
Peabody Energy Corp.	582,390	15,497,398

Total Oil, Gas & Consumable Fuels		195,234,859

TOTAL ENERGY		264,385,942

FINANCIALS - 23.1%
Capital Markets - 5.0%
BlackRock Inc.	111,510	23,050,232
Franklin Resources Inc.	163,480	20,549,436
Goldman Sachs Group Inc.	109,380	13,952,513
Greenhill & Co. Inc.	475,700	24,731,643
State Street Corp.	85,482	3,993,547

Total Capital Markets		86,277,371

Commercial Banks - 4.6%
First Republic Bank	386,860	12,681,271
KeyCorp	1,162,010	9,784,124
Regions Financial Corp.	2,993,124	21,311,043
U.S. Bancorp	1,089,950	34,813,003

Total Commercial Banks		78,589,441

See Notes to Schedule of Investments.

CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Diversified Financial Services - 2.6%
JPMorgan Chase & Co.	1,013,280	$44,553,921

Insurance - 6.6%
Allied World Assurance Co. Holdings AG	595,328	46,911,847
Axis Capital Holdings Ltd.	761,360	26,373,510
Chubb Corp.	530,950	39,991,154

Total Insurance		113,276,511

Real Estate Investment Trusts (REITs) - 2.7%
Pebblebrook Hotel Trust	883,775	20,415,203
Weyerhaeuser Co.	922,482	25,663,449

Total Real Estate Investment Trusts (REITs)		46,078,652

Real Estate Management & Development - 1.6%
Jones Lang LaSalle Inc.	326,950	27,444,183

TOTAL FINANCIALS		396,220,079

HEALTH CARE - 9.5%
Pharmaceuticals - 9.5%
GlaxoSmithKline PLC, ADR	425,280	18,486,921
Johnson & Johnson	561,910	39,389,891
Merck & Co. Inc.	1,253,670	51,325,250
Novartis AG, ADR	782,650	49,541,745
Teva Pharmaceutical Industries Ltd., ADR	102,200	3,816,148

TOTAL HEALTH CARE		162,559,955

INDUSTRIALS - 11.9%
Aerospace & Defense - 4.9%
Boeing Co.	531,590	40,060,622
Honeywell International Inc.	693,520	44,017,715

Total Aerospace & Defense		84,078,337

Construction & Engineering - 1.8%
EMCOR Group Inc.	152,452	5,276,364
Fluor Corp.	328,000	19,266,720
Jacobs Engineering Group Inc.	137,200	5,840,604	*

Total Construction & Engineering		30,383,688

Machinery - 5.2%
Deere & Co.	384,770	33,251,823
Dover Corp.	444,780	29,226,494
Joy Global Inc.	285,340	18,198,985
Oshkosh Corp.	301,940	8,952,521	*

Total Machinery		89,629,823

TOTAL INDUSTRIALS		204,091,848

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 4.4%
Cisco Systems Inc.	2,175,140	42,741,501
Plantronics Inc.	132,080	4,869,789
Telefonaktiebolaget LM Ericsson, ADR	2,815,350	28,435,035

Total Communications Equipment		76,046,325

Internet Software & Services - 1.5%
eBay Inc.	506,760	25,854,895	*

Semiconductors & Semiconductor Equipment - 7.4%
Applied Materials Inc.	845,450	9,671,948
KLA-Tencor Corp.	553,360	26,428,474
Samsung Electronics Co., Ltd., GDR	41,500	29,494,222	(a)
Teradyne Inc.	541,400	9,144,246	*
Texas Instruments Inc.	1,099,270	34,011,414
Veeco Instruments Inc.	592,600	17,493,552	*

Total Semiconductors & Semiconductor Equipment		126,243,856

See Notes to Schedule of Investments.

CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY			SHARES	VALUE
Software - 1.1%
Symantec Corp.			1,044,280	$19,642,907	*

TOTAL INFORMATION TECHNOLOGY				247,787,983

MATERIALS - 4.5%
Chemicals - 1.6%
E.I. du Pont de Nemours & Co.			379,920	17,085,002
Mosaic Co.			172,400	9,763,012

Total Chemicals				26,848,014

Metals & Mining - 2.9%
BHP Billiton Ltd., ADR			322,430	25,291,409
Nucor Corp.			580,120	25,049,582

Total Metals & Mining				50,340,991

TOTAL MATERIALS				77,189,005

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.4%
AT&T Inc.			695,210	23,435,529

Wireless Telecommunication Services - 2.3%
Vodafone Group PLC, ADR			1,568,542	39,511,573

TOTAL TELECOMMUNICATION SERVICES				62,947,102

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,243,209,799)				1,697,821,515

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Interest in $159,821,000 joint tri-party repurchase agreement dated 12/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $21,897,243; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.125% due 10/18/13 to 11/2/40; Market value - $22,334,951) (Cost - $21,897,000)	0.200%	1/2/13	$21,897,000	21,897,000

TOTAL INVESTMENTS - 100.3% (Cost - $1,265,106,799#)				1,719,718,515
Liabilities in Excess of Other Assets - (0.3)%				(5,701,068)

TOTAL NET ASSETS - 100.0%				$1,714,017,447

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Fundamental All Cap Value Fund (formerly known as Legg Mason ClearBridge Fundamental All Cap Value Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks:†
Consumer staples	$48,745,409	$35,511,438	—	$84,256,847
Information technology	218,293,761	29,494,222	—	247,787,983
Other common stocks	1,365,776,685	—	—	1,365,776,685

Total long-term investments	$1,632,815,855	$65,005,660	—	$1,697,821,515

Short-term investments†	—	21,897,000	—	21,897,000

Total investments	$1,632,815,855	$86,902,660	—	$1,719,718,515

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2012, securities valued at $ $65,005,660 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$468,312,303
Gross unrealized depreciation	(13,700,587)

Net unrealized appreciation	$454,611,716

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2012, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2013

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 28, 2013